Accumulated Other Comprehensive (Loss) Income - Textual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) Textual [Abstract]
Unrealized Gain (Loss) on Available-for-Sale Securities	$ (0.2)	$ 0.5